Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
REVENUE - net	$ 159,882	$ 218,270
COST OF REVENUES	102,069	135,356
GROSS PROFIT	57,813	82,914
OPERATING EXPENSES
Indirect and administrative labor	160,483	198,800
Professional fees	150,179	138,260
Depreciation and amortization expense	35,962	35,962
General and administrative	37,145	43,629
Total operating expenses	383,769	416,651
OTHER (INCOME) EXPENSE
Interest expense	239,985	239,981
Total other (income) expense	239,985	239,981
LOSS BEFORE PROVISION FOR INCOME TAXES	$ (565,941)	$ (573,718)
PROVISION FOR INCOME TAXES
NET LOSS	$ (565,941)	$ (573,718)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	42,982,899	37,469,963
NET LOSS PER SHARE	$ (0.01)	$ (0.02)